Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 01, 2021
MONEY MARKET FUND
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GuideStone Funds Money Market Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and liquidity, and the maintenance of a stable per share price of $1.00.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Money Market Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	•The Fund is a government money market fund. The Fund invests 99.5% or more of its total assets in:•Debt securities issued or guaranteed as to principal or interest by the U.S. government, or by U.S. government agencies or instrumentalities;•Repurchase agreements that are collateralized fully by cash items or U.S. Treasury and U.S. government securities; and•Cash.•The Fund expects, but does not guarantee, a constant net asset value (“NAV”) of $1.00 per share by valuing its portfolio securities at amortized cost. Fund affiliates have no obligation to make a capital infusion, enter into a capital support agreement or take other actions to prevent the NAV per share of the Fund from falling below $0.995.•The Fund maintains a dollar-weighted average portfolio maturity of 60 calendar days or less and a dollar-weighted average life portfolio maturity of 120 calendar days or less.•The Fund invests only in U.S. dollar-denominated securities and in instruments that mature in 397 calendar days or less from the date of purchase.•The Fund may invest only in securities that comply with the quality, maturity, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, (“Rule 2a-7”) which regulates money market mutual funds, and other rules of the U.S. Securities and Exchange Commission (SEC).•As a government money market fund, the Fund is not subject to liquidity fees or redemption gates, although the Board of Trustees of GuideStone Funds (the “Board”) may elect to impose such fees or gates in the future. Should the Board elect to do so, such change would only become effective after shareholders were provided with specific advance notice of the change in the Fund’s policy and provided with the opportunity to redeem their shares in accordance with Rule 2a-7 before the policy change became effective.•The Adviser may, in its sole discretion, maintain a temporary defensive position with respect to the Fund. Although not required to do so, the Adviser or its affiliate may waive or cause to be waived fees owed by the Fund, in attempt to maintain a stable $1.00 NAV per share.•The Fund uses one or more Sub-Advisers to manage its portfolio under the oversight of the Adviser. The Adviser recommends sub-adviser selections to the Board based on a variety of qualitative and quantitative factors in an attempt to maximize return across the entire portfolio while minimizing risk to the extent possible.•In accordance with the Adviser’s Christian values, the Fund may not invest in any company that is publicly recognized, as determined by GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”), as being in the alcohol, tobacco, gambling, pornography or abortion industries, or any company whose products, services or activities are publicly recognized as being incompatible with the moral and ethical posture of GuideStone Financial Resources. The Fund may not be able to take advantage of certain investment opportunities due to these restrictions.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund involves risks that can significantly affect the Fund’s performance, including Money Market Risk, Faith-Based Investing Risk, Repurchase Agreement Risk, Risks Associated With Holding Cash, U.S. Government Securities Risk and Interest Rate Risk. Descriptions of these and other principal risks of investing in the Fund are provided below.•You could lose money by investing in the Fund.Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.•Controlling Voting Interest Risk: In accordance with GuideStone Funds’ Trust Instrument, GuideStone Financial Resources will, at all times, directly or indirectly own, control or hold with power to vote at least 60% of the outstanding shares of GuideStone Funds. This means that GuideStone Financial Resources will control the vote on any matter that requires the approval of a majority of the outstanding shares of GuideStone Funds.•Credit Risk: There is a risk that the issuer of a fixed income investment owned by the Fund may fail to pay interest or even principal due in a timely manner or at all. The value of a security held by the Fund may decline if the security's credit quality, or that of the security's issuer or provider of credit support, is downgraded or credit quality otherwise falls.•Faith-Based Investing Risk: The Fund invests in accordance with the faith-based investment restrictions of GuideStone Financial Resources. The Fund may not be able to take advantage of certain investment opportunities due to these restrictions, which may adversely affect investment performance.•Interest Rate Risk: A sharp rise in interest rates could cause the value of the Fund’s investments and its share price to drop. A low interest rate environment may prevent the Fund from providing a positive yield or impair the Fund's ability to maintain a stable $1.00 NAV per share. Recent events in the fixed income market may expose the Fund to heightened interest rate risk and volatility. Changes in interest rates also may change the resale value of the instruments held in the Fund’s portfolio. When interest rates decline, issuers may prepay higher-yielding securities held by the Fund, resulting in the Fund reinvesting in securities with lower yields, which may cause a decline in its income. When interest rates go up, the market values of previously issued money market instruments generally decline and may have an adverse effect on the Fund’s ability to maintain a stable $1.00 share price. In March 2020, the Federal Reserve announced cuts to the target range of the federal funds rate and a new round of quantitative easing. On January 27, 2021, the Federal Reserve announced its commitment to keep interest rates low. The Fund’s return will drop if short-term interest rates drop. There is no guarantee the Fund will maintain a positive yield. Any changes to monetary policy by the Federal Reserve or other regulatory actions may affect interest rates. Over time, the value of the Fund’s return may be eroded by inflation.•Large Shareholder Transactions Risk: The Fund may experience adverse effects when certain large shareholders, including institutional accounts managed by the Adviser’s affiliates, as well as other series of GuideStone Funds (i.e., funds) that invest in the Fund, purchase or redeem large amounts of Fund shares. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value and liquidity. An ability to sell one or more portfolio securities can adversely affect the Fund's ability to maintain a $1.00 share price or prevent the Fund from being able to take advantage of other investment opportunities. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions also will increase the distribution of taxable income to shareholders if sales of portfolio investments result in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.•LIBOR Transition Risk: The Fund may invest in certain debt securities, derivatives or other financial instruments that utilize the London Interbank Offered Rate, or “LIBOR,” as a “benchmark” or “reference rate” for various interest rate calculations. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Fund’s performance and/or net asset value. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, adversely affecting the Fund’s performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner.•Liquidity Risk: From time to time, certain securities held by the Fund may become less liquid in response to market developments or adverse credit events that may affect issuers or guarantors of a security. The Fund might not be able to sell a security promptly and at an acceptable price, which could have the effect of decreasing the overall level of the Fund’s liquidity and may have an adverse effect on the Fund’s ability to maintain a $1.00 per share price.•Money Market Risk: Factors such as, but not limited to, an increase in interest rates, a decline in the credit quality of one or more issuers, large redemptions of the Fund’s shares or adverse market conditions impacting the trading or the value of money market instruments could cause the Fund’s share price to decrease below $1.00.•Redemption Risk: The Fund may experience periods of heavy redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Heavy redemptions could hurt the Fund’s performance.•Repurchase Agreement Risk: The obligations of a counterparty to a repurchase agreement are not guaranteed. The Fund permits various forms of securities as collateral whose values fluctuate and are issued or guaranteed by the U.S. government. There are risks that a counterparty may default at a time when the collateral has declined in value, or a counterparty may become insolvent, which may affect the Fund’s right to control the collateral. Repurchase agreements are subject to credit risk. If the seller in a repurchase agreement transaction defaults on its obligations to repurchase a security, the Fund may suffer delays, incur costs and lose money in exercising its rights.•Risks Associated with Holding Cash: As a government money market fund, the Fund will likely hold some of its assets in cash, which may negatively affect the Fund’s performance. Maintaining cash positions may also subject the Fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and any fees imposed for large cash balances.•Sub-Adviser Risk: The performance of the Fund will depend on how successfully its Sub-Adviser pursues its investment strategies.•U.S. Government Securities Risk: Securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)) are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and repayment of principal when held to maturity. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Money Market Fund May Not Preserve Dollar [Text]	rr_RiskMoneyMarketFundMayNotPreserveDollar	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
Risk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Money Market Fund Sponsor May Not Provide Support [Text]	rr_RiskMoneyMarketFundSponsorMayNotProvideSupport	The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class and Institutional Class returns, averaged over certain periods of time, compare to the performance of a broad-based market index during the same periods.The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the GuideStone Funds’ website at GuideStoneFunds.com or by calling 1-888-GS-FUNDS (1-888-473-8637).Prior to May 1, 2016, the Fund operated as a “prime money market fund,” and invested in certain types of securities that it is no longer permitted to hold. Consequently, the performance information below may have been different if the current investment limitations had been in effect during the period prior to the Fund’s conversion to a government money market fund.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class and Institutional Class returns, averaged over certain periods of time, compare to the performance of a broad-based market index during the same periods.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-GS-FUNDS (1-888-473-8637)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	GuideStoneFunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Investor Class Annual Total Returns years ended 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter:0.51%6/30/2019Worst Quarter:0.00%12/31/2020
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12/31/20
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Prior to November 30, 2020, the Fund’s primary broad-based market index was the ICE BofAML 0-3 Month U.S. Treasury Bill Index. The Fund changed its primary broad-based benchmark index because the Bloomberg Barclays 1-3 Month US Treasury Bill Index compares with the returns of an index of securities that are closer to those in which the Fund invests.
MONEY MARKET FUND | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.11%
Other expenses	rr_OtherExpensesOverAssets	0.04%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.15%
1 Year	rr_ExpenseExampleYear01	$ 15
3 Years	rr_ExpenseExampleYear03	48
5 Years	rr_ExpenseExampleYear05	85
10 Years	rr_ExpenseExampleYear10	$ 192
MONEY MARKET FUND | Investor
Risk Return Abstract	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.11%
Other expenses	rr_OtherExpensesOverAssets	0.31%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.42%
1 Year	rr_ExpenseExampleYear01	$ 43
3 Years	rr_ExpenseExampleYear03	135
5 Years	rr_ExpenseExampleYear05	235
10 Years	rr_ExpenseExampleYear10	$ 530
2011	rr_AnnualReturn2011	0.01%
2012	rr_AnnualReturn2012	0.01%
2013	rr_AnnualReturn2013	0.02%
2014	rr_AnnualReturn2014	0.02%
2015	rr_AnnualReturn2015	0.02%
2016	rr_AnnualReturn2016	0.04%
2017	rr_AnnualReturn2017	0.51%
2018	rr_AnnualReturn2018	1.48%
2019	rr_AnnualReturn2019	1.85%
2020	rr_AnnualReturn2020	0.28%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
MONEY MARKET FUND | before taxes | Institutional
Risk Return Abstract	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.43%
Five Years	rr_AverageAnnualReturnYear05	1.06%
Ten Years	rr_AverageAnnualReturnYear10	0.56%
MONEY MARKET FUND | before taxes | Investor
Risk Return Abstract	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.28%
Five Years	rr_AverageAnnualReturnYear05	0.83%
Ten Years	rr_AverageAnnualReturnYear10	0.42%
MONEY MARKET FUND | ICE BofAML 0-3 Month U.S. T-Bill Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.54%	[1]
Five Years	rr_AverageAnnualReturnYear05	1.13%	[1]
Ten Years	rr_AverageAnnualReturnYear10	0.59%	[1]
MONEY MARKET FUND | Bloomberg Barclays 1-3 Month US Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.54%	[1]
Five Years	rr_AverageAnnualReturnYear05	1.13%	[1]
Ten Years	rr_AverageAnnualReturnYear10	0.59%	[1]

[1]	Prior to November 30, 2020, the Fund’s primary broad-based market index was the ICE BofAML 0-3 Month U.S. Treasury Bill Index. The Fund changed its primary broad-based benchmark index because the Bloomberg Barclays 1-3 Month US Treasury Bill Index compares with the returns of an index of securities that are closer to those in which the Fund invests.